CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 26, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Current assets:
Cash and cash equivalents	$ 16,255,000	$ 21,520,000
Accounts receivable, net of allowances of $2,586 ($2,395 - 2020)	146,865,000	121,228,000
Inventories, net	482,645,000	391,679,000
Other current assets	22,125,000	19,280,000
Total current assets	667,890,000	553,707,000
Property and equipment, net of accumulated depreciation of $260,692 ($236,031 - 2020)	174,466,000	182,674,000
Goodwill	826,969,000	816,200,000
Other intangibles, net of accumulated amortization of $322,230 ($291,434 - 2020)	826,949,000	825,966,000
Operating lease right of use assets	85,312,000	76,820,000
Deferred tax assets	2,728,000	2,075,000
Other assets	12,739,000	11,176,000
Total assets	2,597,053,000	2,468,618,000
Current liabilities:
Accounts payable	229,618,000	201,461,000
Current portion of debt and capital leases	11,442,000	11,481,000
Current portion of operating lease liabilities	11,838,000	12,168,000
Accrued expenses:
Salaries and wages	16,738,000	29,800,000
Pricing allowances	7,636,000	6,422,000
Income and other taxes	2,647,000	5,986,000
Interest	13,550,000	12,988,000
Other accrued expenses	33,935,000	31,605,000
Total current liabilities	327,404,000	311,911,000
Long term debt	1,651,476,000	1,535,508,000
Deferred tax liabilities	151,970,000	156,118,000
Operating lease liabilities	78,204,000	68,934,000
Other non-current liabilities	24,154,000	31,560,000
Total liabilities	2,233,208,000	2,104,031,000
Commitments and contingencies (Note 5)
Stockholders' Equity:
Preferred stock, $0.01 par, 5,000 shares authorized, none issued or outstanding at June 26, 2020 and December 26, 2020	0	0
Common stock, $.01 par, 1,800,000 shares authorized, 558,179 and 556,444 issued and outstanding at June 26, 2021 and December 26, 2020, respectively	5,000	5,000
Treasury stock at cost, 4,740 shares at June 26, 2020 and December 26, 2020, respectively	(4,320,000)	(4,320,000)
Additional paid-in capital	575,437,000	570,139,000
Accumulated deficit	(184,204,000)	(171,849,000)
Accumulated other comprehensive loss	(23,073,000)	(29,388,000)
Total stockholders' equity	363,845,000	364,587,000
Total liabilities and stockholders' equity	$ 2,597,053,000	$ 2,468,618,000